FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financing arrangements
Schedule of outstanding debt obligations

	2020	2019
$110.0 million Wells Fargo Senior Secured Revolving Credit Facility LIBOR plus margin, interest payable monthly, maturity at July 20, 2021	$—	$—
$35.0 million Senior Secured Notes, interest payable with principal monthly, maturity at August 19, 2020 net of debt issuance costs of $72,000 as of December 31, 2019	—	3,352,000
Total	—	3,352,000
Less current portion	—	(3,352,000)
Total long-term portion	$—	$—

Schedule of amortization expense

	Year ended December 31,
	2020	2019	2018
Amortization expense	$740,000	$803,000	$1,020,000

Revolving credit agreement
Financing arrangements
Schedule of interest expense

	Year ended December 31,
	2020	2019	2018
Interest expense	$479,000	$1,389,000	$703,000

Senior secured notes
Financing arrangements
Schedule of interest expense

	Year ended December 31,
	2020	2019	2018
Interest expense	$77,000	$516,000	$938,000